UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

OMB APPROVAL
OMB Number: 3235-0582 Expires: March 31, 2006 Estimated average burden hours per response 14.4

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08110
SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)
153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK 10022
(Address of principal executive offices) (Zip Code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, NY 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 319-6670

Date of fiscal year end:	December 31, 2007

Date of reporting period:	July 2006 – June 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Name of Security	Ticker	Cusip	Proposed by	Date of Meeting	Date Posted	Description of Issue	Item #	Vote

Ceva, Inc.	ceva	157210105	issuer	7/18/2006	7/17/2006	Elect Directors	1	For
						Approve amend and restate 2002 employee stock purchase plan to increase the number of shares of common stock reserved for issuance thereunder form 1MM to 1.5MM	2	For
						Ratify Kost Forer Gabbay & Kasierer as independent auditors of the company	3	For

Tegal Corp.	tgal	879008100	issuer	7/21/2006	7/19/2006	Elect Directors	1	For
						Approve series amendments to our Cert. of Inc. to effect a reverse stock split of our common stock, whereby each outstanding 8 or 12 shares would be combined into one share and to grant authorization to the BOD to determine at its discretion, the timing and the actual ratio of the reverse stock split	2	For
						Approve the 8th amended and restated 1998 equity participation plan pursuant to which the plan will be amended to allow for the repricing of issued but unexercised stock options and awards held by employees and consultants.	3	For
						Ratify Moss Adams LLP as independent public accounting firm.	4	For
						In their discretion, the proxies are authorized to vote upon such other business as may properly come before the annual meeting and any and all adjournments or postponements of the annual meeting.	5	For

Cyclacel Pharmaceuticals Inc.	cycc	23254L-108	issuer	7/6/2006	6/23/2006	Elect Directors	1	For
						Approve amendment of the 2006 Equity incentive plan to increase the number of shares of common stock issuable thereunder.	2	For
						Ratification of selection of Ernst & Young LLP as public accounting firm.	3	For

Utix Group Inc.	utix	918032202	issuer	7/18/2006	na	Elect Directors	1	No vote
						Adopt an amendment to 2003 Stock Option Plan to increase the number of shares for which options may be granted from 126m to 750m	2	No vote
						Ratify grants of stock options under the 2003 Stock Option Plan that were made subject to stockholder approval for the purchase of an aggregate of 639, 525 shares of common stock	3	No vote
						Ratify Vitale Caturano & Co. Ltd as independent accountants	4	No vote
						In their discretion upons such other matter or matters that may properly come before the meeting or any adjournments thereof	5	No vote

Clicksoftware Technologies Ltd.	cksw	M25082104	issuer	8/1/2006	na	Elect directors		No vote
						To approve the appointment of Brightman Almagor & Co. a member of Deloitte Touche Tohmatsu as independent auditors	1	No vote
						Are you a controlling shareholder of the company?	2A	No vote
						Approve the compensation packages of Naomi Atsmon, Dan Falk and Israel Borovich for their service a external Dir. Of the Co.	3	No vote
						Approve an amendment to the cash compensation package of all non-employee dir. For their service as dirs.	4	No vote
						Approve the execution of an amendment to the employment agreement between the company and Dr. Moshe Benbassat substantially in the form attached to the proxy statement as Annex A.	6	No vote
						Approve the grant of options to Dr. Benbassat for the purchase of 108000 ordinary shares of the co.	7	No vote

Network Equipment Technologies	nwk	641208103	issuer	8/4/2006	na	Elect Directors	1	No Vote

Onyx Software Corporation	onyx	683402200	issuer	8/10/2006	7/31/2006	Approve the agreement and plan of merger dated as of June 5, 2006 by and among M2M Holdings, Inc. Orion Acquisition Corporation and Onyx Software Corporation	1	For
						To Act upon other matters properly rought before the Special meeting or any adjournment or postponement thereof	2	For

TVIA Inc.	tvia	87307P101	issuer	8/10/2006	8/8/2007	Elect Directors	1	For
						Ratify BDO Seidman LLP as independent accounting firm	2	For

Printronix, Inc.	ptnx	742578107	issuer	8/22/2006	na	Elect Directors	1	No Vote

Nova Measuring Instruments Ltds	nvmi	M7516K103	issuer	8/31/2006	8/29/2006	Ratify BDO SeidmanLLP as public accounting firm	3	For
						Elect Ms. Naama Zeldis as extrnal dir.	4	For
						Reappoint Brightman Almagor & Co. as public accountants	5	For
						Approve amendments to chapter F of the Articles of Association of the company	6	For
						Approve amended letter of indemnification to be given to Directors and officers of the company	7	For
						Approve severance arrangements with Barry Cox floolowing his resignation as chairman and member of BOD	8	For
						Approve the agreement between the company and Dr. Micha Brunstein, Chairman of the BOD	9	For
						Approve the employment terms of the CEO of the Company Dr. Giora Dishon	10	For
						Approve employment agreement between the company and the ceo of the company Dr. Giora Dishon	11	For
						Approve the employment terms of the CTO of the company Dr. Moshe Finarov	12	For
						Approve the employment agreement between the company and the CTO of the company Dr. Moshe Finarov	13	For
						Approve remuneration terms for directors and external directors of the company	15	For

Parkervision Inc.	prkr	701354102	issuer	9/7/2006	na	Elect Directors	1	No Vote

Opnet Technologies, Inc.	opnt	683757108	issuer	9/12/2006	na	Elect Directors	1	No vote
						Ratify Deloitte & Touche LLP as independent auditors	2	No vote

WPCS International Inc.	wpcs	92931L203	issuer	9/20/2006	9/20/2006	Elect Directors	1	For
						Proposal to approve appointment of J.H. Cohn LLP as independent public accounting firm	2	For
						Proposal to approve the 2007 Incentive Stock Plan	3	For

Quantum Fuel Systems Tech Worldwide	qtww	74765 E109	issuer	9/21/2006	9/7/2006	Elect Directors	1	No vote
						Ratify McGladrey & Pullen LLP as independent auditors	2	No vote

ATS Medical	atsi	2083103	issuer	9/25/2006	8/31/2006	Approval of the issuance of up to 19MM shares of ATS Medicals common stock pursuant to an agreement and plan of merger dated as of 1/23/06 by and among ATS Medical, Inc., Seabiscuit Acquisition Corp., a subsidiary of ATS Medical, 3F Therapeutics, Inc. and Mr. Boyd D. Cox, as representative of the 3F Therapeutics stockholders, as amended by Amendment No. 1 dated as of 6/13/06 and Amendment No. 2 dated as of 8/10/06 among the same parties.	1	No Vote
						Approve of the Amendment to the Restated Articles of Incorporation to increase the number of authorized shares of ATS Medical's capkital stock from 40MM to 100MM and the filing of an amendment to the Restated Articles of Incorporation in connection therewith.	2	No Vote
						Elect Directors	3	No Vote
						Approve the amendment to the ATS Medial 1998 Employee Stock Purchase Plan to increase the number of shares of common stock of ATS Medicall which may be purchased under the plan by 500M shares.	4	No Vote
						Approve of the amendment to the ATS Medical 2000 Stock Incentive Plan to provide that in lieu of automatic non-qualified stock option grants, non employee directors will be automatically granted restricted stock units upon election and re-election to the ATS Medical BoD	5	No Vote

Frequency Electronics, Inc.	feim	358010106	issuer	9/27/2006	N/A	Elect Directors	1	No Vote
						Ratify Holtz rubenstein Reminick LLP as independent auditors	2	No Vote

Solexa Inc.	slxa	83420X105	issuer	10/4/2006	9/19/2006	Elect Directors	1	No vote
						Approve an amendment to the company's amended and restated Cert. of Inc. to increase the authorized number of shares of common stock from 60mm to 200mm	2	No vote
						Approve the company's 2005 Equity Incentive Plan as amended to increase the aggregate number of hsares of common stock authorized for issuance under the plan by 3mm	3	No vote
						Approve the adoption of a stockholder rights plan by the BofD	4	No vote
						Ratify Ernst & Young LLP as indpendent public accounting firm	5	No vote

Radware Ltd.	rdwr	M81873107	issuer	10/4/2005	N/A	Elect Directors	1	No Vote
						Approve re-appointment of the company's auditors for until immediately following the next annual general meeting of shareholders and authorization of the BOD to delegate to the audit committee the authority to fix the renumeration of the auditors in accordance with the volume and nature of their services to the company for such fiscal year.	2	No Vote
						Approve non-employee directors compensation and option grants.	3	No Vote
						Approve compensation to CEO	4	No Vote
						Approve compensation to COB	5	No Vote
						Approve fixing the maximum number of Directors of the company at nine.	6	No Vote

Interlink Electronics, Inc.	link	458751104	issuer	10/18/2006	na	Elect Directors	1	No Vote
						Proposal to amend our Cert. of Inc. to effect a reverse stock split of our common stock, at an exchange ratio ranging from one to two to one to five.	2	No Vote

PSI Technologies Holdings, Inc.	psit	74438Q109	issuer	10/25/2006	10/12/2006	Elect Directors	1	No vote
						Approve the minutes of 9/22/05 meeting of stockholders	2	No vote
						Appoint SGV & Co and Ernst & Young as external auditors	3	No vote
						Approve the amendment to section 1, Article II of the Corporate by-laws to change the date of the annual general meeting of stockholders from "Any day in June" to "Last Wednesday of October" of each year.	4	No vote
						Authorize the company to guarantee and/or act as surety with respect to any loans/oblications that any financial institution may extend to PSI Technologies, Inc. and/or PSI Technologies Laguna Inc.	5	No vote
						Ratify all acts,contracts and resolutions of management and the BOD since 9/22/05	6	No vote
						Other matters	7	No vote

Ciphergen Biosystems, Inc.	ciph	17252Y104	issuer	10/26/2006	10/3/2006	Approve the proposed sale of the assets used in our proteomics business herein referred to as the research tools business to Bio-Rad Laboratories, Inc Pursuant to the asset purchase agreement attached as annex A to the accompanying proxy statement.	1	No Vote
						Approve the proposal to grant discretionary authority to adjourn or postpone the Ciphergen special meeting to another time or place for the purpose of soliciting additional proxies.	2	No Vote

Aastrom Biosciences, Inc.	astm	00253U107	issuer	11/2/2006	10/11/2006	Elect Directors	1	No Vote
						Approve amended and restated 2004 Equity Incentive Plan.	2	No Vote
						Ratify Pricewaterhouse Coopers LLP and independent Public accountant.	3	No Vote

Cardica, Inc.	crdc	1414R101	issuer	11/8/2006	10/16/2006	Elect Directors	1	No Vote
						Approve the company's 2005 Equity incentive plan as amended to (1) Increase the number of shares authorized for issuance under the 2005 plany by 250M shares of common stock from an aggregate total of 400m share to 650m shares and (II) Eliminate the ability of the 2005 plan's adminstrator to reprice equity awards granted thereunder.	2	No Vote
						Ratify Ernst&Young LLP as independent accounting firm.	3	No Vote

Adept Technology Inc.	adep	6854202	issuer	11/14/2006	11/7/2006	Elect Directors	1	For
						Approve the amendment to the 2004 Director Option Plan	2	For
						Ratify Armanino McKenna LLP as independent auditors	3	For

Moldflow Corp.	mflo	608507109	issuer	11/17/2006	na	Elect Directors	1	No Vote

Excapsa Software Inc.	xcp.ln	30066 E107	issuer	11/24/2006	11/14/2006	Ratify & approve the sale of all of the outstanding cs of Excapsa Svcs, Inc. & Game Theory Holdings Ltd to Blast Off Ltd effective as of the close of business on 10/12/06	1	No vote
						Authorize and approve the cancellation of the admission of the cs of no par value in the capital of the company to trading on AIM	2	No vote
						Authorize, approve and adopt the Plan of Liquidation and Distribution substantially in the form attached as Exhibit B to the management information circular relating to the voluntary dissolution of the Company pursuant to the applicable provisions of the Canada Business Act and the Plan of Liquidation and Distribution.	3	No vote
						Authorize and approve the change of name of the Company from Excapsa Software Inc. to "6356095 Canada Inc."	4	No vote
						Approve any reduction of the stated capital of the Company authorized pursuant to the Plan of Liquidation and Distribution and to authorize the Company to pay an amount equal to any such authorized reduction of stated capital to the shareholders of the Company.	5	No vote
						Authorize the Company upon the Company ceasing to be a distributing corporation within the meaning of the Canada Business Corporations Act, unless otherwise determined pursuant to the Plan of liquidation and Distribution, to dispensewith the requirements of Part XIV of the Canada Business Corporations Act regarding the appointment and duties of an auditor and the preparation and presentation of audited financial statements in respect of the financial year of the Company ending 12/31/06	6	No vote
						Ratify and confirm all by-laws contracts acts proceedings apppointments elections and appointments of the BOD and officers of the Company enated made done or taken since the incorporation of the Company.	7	No vote

Allis-Chalmers Energy, Inc.	aly	19645506	issuer	11/28/2006	11/14/2006	Elect Directors	1	No vote
						Ratify UHY LLP as independent accountants	2	No vote
						Adoption of the Allis-Chalmers Energy Inc. 2006 Incentive Plan.	3	No vote

KMG Chemicals Inc.	kmgb	482564101	issuer	11/28/2006	11/14/2006	Elect Directors	1	No vote
						Ratify UHY LLP as independent public accounting firm.	2	No vote

YM Biosciences Inc.	ymi	984238105	issuer	11/28/2006	11/20/2006	Items 1- 5 Elect Directors	1 to 5	No vote
						Appointment of KPMG as auditors	6	No vote
						Special resolution attached as schedule c in the accompanying circular approving the amendments to the corporations articles assn. to eliminate the classification of the corporations board of directors.	7	No vote

Precision Optics Corp.	poci	740294202	issuer	11/28/2006	na	Elect Directors	1	No Vote
						Approve an amendment to the articles of organization as amended to increase the number of authorized shares of common stock of the company from 20MM to 50MM	2	No Vote
						Approve certain amendments to the amended and restated 1997 incentive plan of the company	3	No Vote
						Approve the 2006 Equity incentive plan of the company.	4	No Vote

Nova Measuring Instruments LTD	nmss	M7516K103	issuer	11/30/2006	11/22/2006	Approve the employment agreement between the company and Dr. Giora Dishon	1	For
						Approve the employment agreement between the company and Dr. Moshe Finarov	2	For

Syntax Brillian Corp.	brlc	87163L103	issuer	11/30/2006	na	Elect Directors	1	No Vote

Collectors Universe, Inc.	clct	19421R200	issuer	12/5/2006	12/1/2006	Elect Directors	1	No vote
						Approval of the 2006 Equity incentive Plan	2	No vote
						Ratify Grant Thornton LLP as independent public accounting firm	3	No vote

Spacehab, Inc.	spcbf	846243103	issuer	12/12/2006	na	Elect Directors	1	No vote
						Ratify Grant Thornton LLP as accountants	2	No vote

Metasolv, Inc.	mslv	59139P-104	issuer	12/15/2006	12/11/2006	Adopt the agreement and plan of merger dated as of october 23 2006 by and among Oracle Systems Corporation(Parent), Marine Acquisition Corporation, a direct wholly-owned subsidiary of parent and Metasolv Inc. as amended as more fully described in the proxy statement relating thereto.	1	For

Memory Pharmaceuticals.Corp	memy	58606R403	issuer	12/18/2006	11/22/2006	Approve the issuance of 3,261,220 shares of common stock to certain institutional invfestors pursuant the securities purchase agreement dated october 5, 2006 among the company and the purchasers parties	1	No vote

World Heart Corp.	whrt	980905202	issuer	12/20/2006	12/14/2006	Elect Directors	1	For
						Approve an amendment and restatement of the World Heart Corp. employee stock option plan to give the company the flexibility to grant restricted stock awards restricted stock unit awards, stock appreciation rights, performance shares and other share-based awards, in addition to incentive and non-statutory stock options, to the directors, employees and consultants of the company and its affiliates under the plan and to make certain other changes to the plan	2	For
						Appoint pricewaterHouse Coopers as independent auditors	3	For
						Confirm the company's new by-law	4	For
						Approve the grant of discretionary authority to the company's BOD to amend to amend the company's articles to effect a reverse stock split of the company's common shares at a ratio within the range from one to two to one to ten at any time prior to the first anniversary of this meeting	5	For
						Approve the private placement of up to 45,220,000 common shares of World Heart to certain investors and the issuance of up to 3, 373,200 common shares to the agent in the private placement	6	For

Wireless Ronin Technologies, Inc.	rnin	97652A203	issuer	2/2/2007	na	Approve 2006 equity incentive plan	1	No Vote
						Approve 2006 non-employee director stock option plan	2	No Vote
						Approve our issuance of warrants to purchase common stock to certain members of our management and a former member of BOD	3	No Vote

Emrise Corporation	eri	29246J101	issuer	2/14/2007	2/6/2007	Elect Directors	1	For
						Ratify Independent Public accountants	2	For

Hi/Fn Inc.	hifn	428358105	issuer	2/20/2007	n/a	Elect Directors	1	No Vote
						Ratify PriceWaterhousecoopers LLP as independent accounting firm	2	No Vote

Phoenix Technologies Ltd.	ptec	719153108	issuer	2/26/2007	2/23/2007	Elect Directors	1	For
						Ratify Ernst & Young LLP as independent accounting firm.	2	For

Integral Vision Inc.	invi	45811H106	issuer	4/18/2007	NA	Elect Directors	1	No Vote
						Company authorized to amend it's A of I to increase the number of shares of common stock which it is authorized to issue from 41MM to 50MM	2	No Vote

Regeneration Technologies, Inc.	rtix	75886N100	issuer	4/24/2007	4/12/2007	Elect directors	1	No Vote

American Dental Partners Inc.	adpi	025353103	issuer	4/27/2007	n/a	Elect Directors	1	No Vote
						Approve an amendment to the company's employee stock purchase plan to increase by 150M shares the number of shares available under the plan	2	No Vote
						Ratify PriceWaterhouse Coopers LLP as independent auditors	3	No Vote

Corillian Corporation	cori	218725109	issuer	4/30/2007	n/a	Approve the agreement and plan of merger, dtd as of February 13,2007 (as it may be amended from time to time the merger agreement), among corillian Corp., Checkfree Corp. and a wholly own subsidiary of Checkfree, all as more fully described in the proxy statement.	1	No Vote
						Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of meeting to approve the merger agreement of if the conditions to closing of the merger are unlikely to be completed within a reasonable time following the special meeting.	2	No Vote

Curagen Corporation	crgn	23126R101	issuer	5/2/2007	4/12/2007	Elect directors	1	No Vote
						Approve 2007 stock incentive plan	2	No Vote

Quidel Corporation	qdel	74838J101	issuer	5/7/2007	5/9/2007	Elect Directors	1	No Vote
						Ratify ernst & Young LLP as independent public accounting firm	2	No Vote
						Approve the amendment and restatement of the Quidel Corporation 2001 Equity Incentive Plan to increase the authorized shares among other matters	3	No Vote
						Approve the performance goals used to establish compensation programs and awards under the Quidel corporation 2001 Equity Incentive Plan	4	No Vote

American Technology Corp.	atco	030145205	issuer	5/9/2007	5/8/2007	Elect Directors	1	For
						Ratify Swenson Advisors, LLP independent public accounting firm	2	For
						Approve amendements to the company's 2005 equity incentive plan	3	For
						Approve certain terms of the securitieds purchase agreement	4	For

Pope & Talbot, Inc.	pop	732827100	issuer	5/10/2007	n/a	Elect Directors	1	No Vote
						Ratify KPMG LLP as public accounting firm	2	No Vote

Sonic Innovations, Inc.	snci	83545M109	issuer	5/10/2007	n/a	Elect Directors	1	No Vote
						Ratify appointment of KPMG LLP as independent auditors	2	No Vote

EV3, Inc.	evvv	26928A200	issuer	5/15/2007	n/a	Elect Directors	1	No Vote
						Approve the second amended and restated 2005 incentive stock plan	2	No Vote
						Ratify independent public accounting firm	3	No Vote

Integramed America, Inc.	inmd	45810N302	issuer	5/15/2007	5/1/2007	Elect directors	1	No Vote
						Approve the company's 2007 Long-Term compensation plan.	2	No Vote

Microfinancial Inc.	mfi	595072109	BOD	5/16/2007	n/a	Elect directors	1	No Vote
						Ratify Vitale, Caturano & Co. as public accounting firm	2	No Vote

Isis Pharmaceuticals Inc.	isis	464330109	issuer	5/17/2007	4/17/2007	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP	2	No Vote

1-800 Contacts, Inc.	ctac	681977104	issuer	5/18/2007	n/a	Elect Directors	1	No Vote
						Ratify KPMG LLP as independent accounting firm	2	No Vote

Electro-Optical Sciences, Inc.	mela	285192100	issuer	5/21/2007	5/14/2007	Elect Directors	1	For
						Ratify Eisner LLP as registered public accounting firm	2	For
						Approve the amendment to our 2003 stock incentive plan	3	For
						Ratify amendment to our 2005 stock incentive plan	4	For

Peco II, Inc.	piii	705221109	issuer	5/22/2007	n/a	Elect Directors	1	No Vote

Rush Enterprises, Inc.	rusha	781846209	issuer	5/22/2007	n/a	Elect Directors	1	No Vote
						Approve the adoption of the Rush Enterprises, Inc. 2007 Long term incentive plan	2	No Vote
						Ratify Ernst & Young LLP as independent public accounting firm	3	No Vote

The Knot, Inc.	knot	499184109	issuer	5/23/2007	n/a	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as public accounting firm	2	No Vote

Cryptologic, Inc.	cryp	228906103	issuer	5/24/2007	5/14/2007	Authorizing the approval of the arrangement as outlined in the management information circular	1	For
						In his discretion on such other issues as may properly come before the meeting	2	For

Medivation Inc.	mdvn	58501N101	issuer	5/30/2007	5/9/2007	Elect Directors	1	No Vote
						Ratify PriceWaterhouseCoopers LLP independent accounting firm	2	No Vote
						Approve the amended and restated 2004 Equity Incentive Award Plan	3	No Vote
						Transact business as may properly come before the meeting or any adjournment or postponement thereof	4	No Vote

Amcomp Inc.	amcp	02342J101	issuer	5/30/2007	n/a	Elect Directors	1	No Vote
						Ratify Johnson Lambert & Co. LLP as independent auditors	2	No Vote

CombinatoRx Inc.	cbmx	003881208	issuer	5/31/2007	4/30/2007	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as independent accounting firm	2	No Vote

Full House Resorts, Inc.	fll	359678109	issuer	5/31/2007	n/a	Elect Directors	1	No Vote
						Ratify Piercy Bowler Taylor & Kern as independent auditors	2	No Vote

Ultra Clean Holdings, Inc.	uctt	90385V107	issuer	5/31/2007	n/a	Elect Directors	1	No Vote
						Ratify Deloitte & Touche LLP as public accounting firm	2	No Vote

Anadys Pharmaceuticals	ands	03252Q408	issuer	6/1/2007	5/9/2007	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as independent accounting firm	2	No Vote

Metabasis Therapeutics, Inc.	mbrx	59101M105	issuer	6/1/2007	5/10/2007	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as independent auditors	2	No Vote

Sangamo Biosciences, Inc.	sgmo	800677106	issuer	6/7/2007	5/15/2007	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as independent auditors	2	No Vote

Sumtotal Systems, Inc.	sumt	866615107	issuer	6/8/2007	n/a	Elect Directors	1	No Vote
						Ratify BDO Seidman LLP as public accounting firm	2	No Vote

Metretek Technologies, Inc.	mek	59159Q107	issuer	6/11/2007	5/4/2007	Elect Directors	1	No Vote
						Ratify Hein & Assocs as independent accounting firm	2	No Vote

Comarco Inc.	cmro	200080109	issuer	6/12/2007	6/11/2007	Elect Directors	1	For
						Ratify BDO Seidman, LLP as independent accounting firm.	2	For

Youbet.com, Inc.	ubet	987413101	issuer	6/13/2007	n/a	Elect Directors	1	No Vote

Bakers Footwear Group, Inc.	bkrs	057465106	issuer	6/14/2007	n/a	Elect Directors	1	No Vote
						Ratify Ernst & Young LLP as public accounting firm	2	No Vote

Natus Medical Inc.	baby	639050103	issuer	6/14/2007	5/16/2007	Elect Directors	1	No Vote
						Ratify Deloitte & Touche LLP as indpendent accounting firm	2	No Vote

Varsity Group, Inc.	vsty	922281100	issuer	6/14/2007	6/5/2007	Elect Directors	1	For

Zhongpin, Inc.	zhnp	98952K107	BOD	6/15/2007	5/11/2007	Elect Directors	1	No Vote
						Approve and adopt amended and restated 2006 Equity Incentive Plan	2	No Vote
						Ratify Child, Van Wagoner & Bradshaw PLLC certified public accountants	3	No Vote

PFSWEB, Inc.	pfsw	717098107	issuer	6/15/2007	6/5/2007	Elect Directors	1	For
						Approve an amendment to the company's amended and restated COI to authorize a reverse split	2	For
						Approve the amendments to the company's non-employee director stock option plan	3	For
						Ratify appointment of independent auditors.	4	For

Modtech Holdings, Inc.	modt	60783C100	issuer	6/19/2007	n/a	Elect Directors	1	No Vote

Net Perceptions, Inc.	netp	64107U101	issuer	6/21/2007	6/20/2007	Elect Directors	1	For
						Approve a proposal to amend the company's COI to change the company's name from Net Perceptions, Inc. to "Stamford Industrial Group, Inc."	2	For
						Consider and vote upon a proposal to adopt a new long-term stock incentive plan pursuant to which an aggregate of 10MM shares of Net Perceptions' common stock will be reserved for issuance and available under such plan (subject to annual increase of four percent of outstanding shares).	3	Against
						Consider and vote upon a proposal to adopt a new annual incentive plan designed to allow for the award of "performance" based compensation under section 162M of the internal revenue code.	4	For

Monterey Gourmet Foods, Inc.	psta	612570101	issuer	6/22/2007	n/a	Elect Directors	1	No Vote
						Approve BDO Seidman LLP as the independent accounting firm	2	No Vote

Orthovita, Inc.	vita	68750U102	issuer	6/26/2007	5/9/2007	Elect Directors	1	No Vote
						Amend and restate AOI and to permit the BOD at its discretion at any time prior to the company's next annual meeting of shareholders to effect a reverse split of the company's common stock at a ratio of not less than 1 for 3 and not more than 1 for 6. The BOD will retain discretion to elect to implement a reverse stock split in this range or to elect not to implement a reverse stock split	2	No Vote
						Approve the 2007 Omnibus equity Compensation Plan	3	No Vote
						Ratify KPMG LLP as independent public accounting firm.	4	No Vote
						Act upon such matters as may properly come before the meeting	5	No Vote

World Heart Corporation	whrt	980905301	issuer	6/26/2007	6/11/2007	Elect Directors	1	No Vote
						Appoint Burr, Pilger & Mayer LLP as auditors	2	No Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPECIAL SITUATIONS FUND III, L.P.

By (signature and Title)*	/s/Austin W. Marxe
       AUSTIN W. MARXE, MANAGING GENERAL PARTNER

Date:	August 21, 2007